Shareholders' Equity - Stock-based payments - Exercise price (Details)	12 Months Ended
	Dec. 31, 2024 EquityInstruments	Dec. 31, 2024 $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 EquityInstruments	Dec. 31, 2023 shares	Dec. 31, 2022 EquityInstruments
Shareholders' Equity
Options outstanding	632,380		632,380	669,201	669,201	724,653
Options exercisable	524,919		524,919	570,572
Weighted average life	3 years 8 months 8 days
C$59.52 to C$82.11
Shareholders' Equity
Options outstanding | shares			173,414
Options exercisable | shares			173,414
Weighted average life	1 year 6 months
C$59.52 to C$82.11 | Bottom
Shareholders' Equity
Exercise price | $ / shares		$ 59.52
C$59.52 to C$82.11 | Top
Shareholders' Equity
Exercise price | $ / shares		82.11
C$82.12 to C$97.34
Shareholders' Equity
Options outstanding | shares			99,303
Options exercisable | shares			99,303
Weighted average life	3 years 8 months 23 days
C$82.12 to C$97.34 | Bottom
Shareholders' Equity
Exercise price | $ / shares		82.12
C$82.12 to C$97.34 | Top
Shareholders' Equity
Exercise price | $ / shares		97.34
C$97.35 to C$141.97
Shareholders' Equity
Options outstanding | shares			127,878
Options exercisable | shares			127,878
Weighted average life	4 years 29 days
C$97.35 to C$141.97 | Bottom
Shareholders' Equity
Exercise price | $ / shares		97.35
C$97.35 to C$141.97 | Top
Shareholders' Equity
Exercise price | $ / shares		141.97
C$141.98 to C$171.04
Shareholders' Equity
Options outstanding | shares			117,772
Options exercisable | shares			42,565
Weighted average life	6 years 11 months 15 days
C$141.98 to C$171.04 | Bottom
Shareholders' Equity
Exercise price | $ / shares		141.98
C$141.98 to C$171.04 | Top
Shareholders' Equity
Exercise price | $ / shares		171.04
C$171.05 to C$194.65
Shareholders' Equity
Options outstanding | shares			114,013
Options exercisable | shares			81,759
Weighted average life	5 years 11 months 12 days
C$171.05 to C$194.65 | Bottom
Shareholders' Equity
Exercise price | $ / shares		171.05
C$171.05 to C$194.65 | Top
Shareholders' Equity
Exercise price | $ / shares		$ 194.65